Right of Use Asset and Operating Lease Liability	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Right of Use Asset and Operating Lease Liability [Text Block]

14. Right of Use Asset and Operating Lease Liability

The Company has lease agreements for its offices, and buildings for its data centers in Sweden and Quebec, Canada, in addition to electrical equipment in Sweden.

Right of use assets

	September 30, 2025	March 31, 2025

Cost	$13,148	$12,704
Accumulated amortization	(8,536)	(7,158)
Net carrying value	$4,612	$5,546

Lease liabilities

	September 30, 2025	March 31, 2025

Current	$2,841	$2,645
Non-current	1,963	3,095
	$4,804	$5,740

	September 30, 2025	March 31, 2025

Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	2.03	2.42

	September 30, 2025	March 31, 2025

2026	$3,035	$2,900
2027	1,241	2,014
2028	809	981
2029	3	251
Total undiscounted lease liabilities	5,088	6,146
Interest on lease liabilities	(284)	(406)
Total present value of minimum lease payments	4,804	5,740
Lease liability - current portion	2,841	2,645
Lease liability	$1,963	$3,095

The Company incurred the following lease costs which were recorded in operating and maintenance costs in the statements of (loss) income and comprehensive (loss) income:

	Six months ended
	September 30, 2025	September 30, 2024

Variable lease costs (CPI adjustments)	$193	$130
Operating lease costs:
Depreciation of leased assets	1,308	1,171
Interest on lease liabilities	157	212
Total lease costs	$1,658	$1,513

Cash paid for amounts included in the measurement of lease liabilities:

	Six months ended
	September 30, 2025	September 30, 2024

Cash flows from operating leases	$1,644	$1,391